LEASES AS LESSEE (Tables)	12 Months Ended
Dec. 31, 2025
Leases As Lessee
Schedule of Supplemental balance sheet information related to operating lease

	As of December 31,
	2024	2025
	$US	$US
Operating lease right-of-use assets	1,242,524	3,574,775

Operating lease liabilities – current	423,214	726,152
Operating lease liabilities – non-current	755,395	2,876,209
Total operating lease liabilities	1,178,609	3,602,361

	For the years ended December 31,
	2023	2024	2025
Weighted discount rate for the operating lease	5.00%	3.72%	3.55%
Weighted average remaining lease term	45 months	36 months	100 months

Schedule of Supplemental balance sheet information related to financing lease

	As of December 31,
	2024	2025
	$US	$US
Finance lease right-of-use assets	38,160	—
Finance lease payment liabilities-current	—	—
Total finance lease liabilities	—	—

	For the years ended December 31,
	2023	2024	2025
Weighted discount rate for the financing lease	3.91%	3.84%	3.87%
Weighted average remaining lease term	13 months	2 months	0 months

Schedule of lease expense

	For the years ended December 31,
	2023	2024	2025
	$US	$US	$US
Operating leases expense (excluded interest)	286,220	347,177	548,561
Short-term lease expense	17,564	29,575	81,801
Finance lease cost (excluded interest)	281,849	293,169	38,844
Interest	38,583	37,275	77,196
Total	624,216	707,196	746,402

Schedule of future minimum payments

For the years ended December 31,	Amount
$US
2026	841,825
2027	631,390
2028	405,763
2029	249,980
2030	247,244
2031 and thereafter	1,838,077
Total lease payments	4,214,279
Less: imputed interest	(611,918)
Total operating lease liabilities, net of interest	3,602,361